BOSTON PARTNERS ALL-CAP VALUE FUND
                                       OF
                               THE RBB FUND, INC.

                       Supplement dated September 20, 2002
                     to Statement of Additional Information
                               dated July 1, 2002

                  Effective August 30, 2002, J. Richard Carnall was elected as a Director of The RBB Fund, Inc. (the "Fund") and as its Chairman of the Board, replacing Donald van Roden who retired as of July 1, 2002.

                  The information under the caption "MANAGEMENT OF THE COMPANY-Directors and Officers" in the Statement of Additional Information regarding Mr. van Roden is replaced with the following information concerning Mr. Carnall:

                                                                                            NUMBER OF
                            POSITION(S)    TERM OF OFFICE                              PORTFOLIOS IN FUND    OTHER
                           HELD WITH THE   AND LENGTH OF    PRINCIPAL OCCUPATION(S)     COMPLEX OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS, AND AGE*        FUND        TIME SERVED**    DURING PAST FIVE YEARS        BY DIRECTOR***     HELD BY DIRECTOR*****
-----------------------    -------------   -------------    ----------------------     ------------------    ---------------------
J. Richard Carnall(1)       Director and    Since 2002      Director of PFPC Inc.             13             None
Age: 63                     Chairman of                     (financial services) since
                             the Board                      1987; Chairman and Chief
                                                            Executive Officer of PFPC
                                                            Inc. from 1987 to 2002;
                                                            Executive Vice President
                                                            of PNC Bank, National
                                                            Association from 1981 to
                                                            2002; Director of PFPC
                                                            International Ltd.
                                                            (financial services) from
                                                            1993 to 2002; Director of
                                                            PFPC International
                                                            (Cayman) Ltd. (financial
                                                            services) from 1996 to
                                                            2002; Director of
                                                            International Dollar
                                                            Reserve Fund, Ltd. (Cayman
                                                            Mutual Fund Company) from
                                                            1993 until 2002; Governor
                                                            of the Investment Company
                                                            Institute (investment
                                                            company industry trade
                                                            organization) from 1996 to
                                                            2002; Director of PNC
                                                            Asset Management, Inc.
                                                            (investment advisory) from
                                                            1994 to 1998; Director of
                                                            PNC National Bank from
                                                            1995 to 1997; Director of
                                                            Haydon Bolts, Inc. since
                                                            1984; and Director of
                                                            Parkway Real Estate
                                                            Company since 1984. Mr.
                                                            Carnall provides
                                                            consulting services from
                                                            time to time to PFPC Inc.


* Mr. Carnall may be contacted by writing, c/o Edward J. Roach, The RBB Fund, Inc., Suite 100, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809.
**     Each Director holds office for an indefinite term until the earliest of
       (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected, at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders.
*** The Fund consists of 13 portfolios, including the portfolio(s) described in this Statement of Additional Information. The Fund Complex includes the Fund and all other registered investment companies for which the investment advisers of the Fund or their affiliates serve as investment adviser.
**** This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

(1)Mr. Carnall is considered an "interested Director" of the Fund because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Fund's Money Market Portfolio, BlackRock Institutional Management Corporation and the Fund's principal underwriter, PFPC Distributors, Inc. are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Carnall also owns shares of PFPC Inc., the Fund's administrator.